Summary of significant accounting policies - Asset retirement obligations and other retirement costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset retirement obligations
Balance at the beginning of the period	$ 1,287,143,000	$ 1,135,983,000
Liabilities settled	(10,318,000)	(12,404,000)
Liabilities settled	10,318,000	12,404,000
Accretion	55,953,000	56,086,000	$ 54,475,000
Deferred accretion	479,000	(199,000)
Change in cash flow estimates	10,486,000	107,677,000
Balance at the end of the period	1,343,743,000	1,287,143,000	1,135,983,000
Coal Combustion Residuals
Increase in the obligation for coal ash decommissioning	16,301,000	102,185,000
Fund balances for coal ash pond and landfill decommissioning	153,208,000	140,474,000
Hatch Unit No. 1
Nuclear Decommissioning
Estimated costs based on site study	302,000,000
Hatch Unit No. 1 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	227,000,000
Hatch Unit No. 1 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	60,000,000
Hatch Unit No. 1 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	15,000,000
Hatch Unit No. 2
Nuclear Decommissioning
Estimated costs based on site study	308,000,000
Hatch Unit No. 2 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	236,000,000
Hatch Unit No. 2 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	51,000,000
Hatch Unit No. 2 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	21,000,000
Vogtle Unit No. 1
Nuclear Decommissioning
Estimated costs based on site study	282,000,000
Vogtle Unit No. 1 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	200,000,000
Vogtle Unit No. 1 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	58,000,000
Vogtle Unit No. 1 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	24,000,000
Vogtle Unit No. 2
Nuclear Decommissioning
Estimated costs based on site study	297,000,000
Vogtle Unit No. 2 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	213,000,000
Vogtle Unit No. 2 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	53,000,000
Vogtle Unit No. 2 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	31,000,000
Nuclear
Asset retirement obligations
Balance at the beginning of the period	778,214,000	738,217,000
Accretion	41,892,000	43,206,000
Change in cash flow estimates		(3,209,000)
Balance at the end of the period	820,106,000	778,214,000	738,217,000
Coal Ash Pond
Asset retirement obligations
Balance at the beginning of the period	442,686,000	346,589,000
Liabilities settled	(10,134,000)	(17,046,000)
Liabilities settled	10,134,000	17,046,000
Accretion	12,196,000	11,157,000
Deferred accretion	479,000	(199,000)
Change in cash flow estimates	16,301,000	102,185,000
Balance at the end of the period	461,528,000	442,686,000	346,589,000
Other
Asset retirement obligations
Balance at the beginning of the period	66,243,000	51,177,000
Liabilities settled	(184,000)	(4,642,000)
Liabilities settled	184,000	4,642,000
Accretion	1,865,000	1,723,000
Change in cash flow estimates	(5,815,000)	8,701,000
Balance at the end of the period	$ 62,109,000	$ 66,243,000	$ 51,177,000